UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JANUARY 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK† — 99.5%
	Shares	Value
CONSUMER DISCRETIONARY — 15.1%
Arctic Cat	15,120	$186,127
Bassett Furniture Industries	14,677	438,989
Big 5 Sporting Goods	30,440	370,455
Callaway Golf	90,920	791,913
Del Taco Restaurants *	34,460	333,228
Flexsteel Industries	9,758	425,644
Johnson Outdoors, Cl A	22,291	479,257
MarineMax *	23,070	390,113
Nathan’s Famous	4,986	267,898
Nautilus *	37,500	730,500
Overstock.com *	42,647	505,793
Skullcandy *	46,610	148,220
Standard Motor Products	5,800	216,398
Superior Industries International	31,495	579,823
Universal Electronics *	17,930	899,190
WCI Communities *	45,329	949,189

		7,712,737

CONSUMER STAPLES — 1.4%
Inventure Foods *	30,270	170,118
Landec *	22,010	264,780
Nutraceutical International *	10,594	251,078

		685,976

ENERGY — 6.2%
Abraxas Petroleum *	141,540	161,355
Era Group *	48,527	445,478
Evolution Petroleum	86,362	402,447
Matrix Service *	19,112	362,364
Natural Gas Services Group *	17,760	336,019
Pacific Ethanol *	165,160	576,408
Renewable Energy Group *	75,020	519,889
Ring Energy *	59,288	327,863

		3,131,823

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JANUARY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — 26.8%
Bridge Bancorp	20,380	$593,262
CenterState Banks	51,770	734,616
Enterprise Financial Services	37,906	1,076,151
Equity Bancshares, Cl A *	15,030	330,660
First Busey	16,146	297,571
First Financial Northwest	27,500	372,075
Fox Chase Bancorp	26,874	525,924
Hanmi Financial	16,540	358,918
Heritage Financial	46,670	845,194
Heritage Oaks Bancorp	93,102	716,885
Independent Bank	41,170	623,314
Independent Bank Group	14,549	435,161
Infinity Property & Casualty	3,700	293,743
Kearny Financial	49,254	595,481
Mercantile Bank	11,400	254,790
Meridian Bancorp	48,030	674,821
MutualFirst Financial	50,626	1,261,600
Old Second Bancorp *	81,589	580,098
Park Sterling	114,735	839,860
Preferred Bank	23,677	769,502
SI Financial Group	5,700	79,572
Southern National Bancorp of Virginia	39,530	517,448
TriCo Bancshares	26,780	683,158
Waterstone Financial	14,500	200,825

		13,660,629

HEALTH CARE — 14.9%
Aceto	20,807	475,440
Addus Homecare *	10,443	221,496
Atrion	1,977	742,403
BioTelemetry *	2,837	26,781
Cambrex *	16,461	570,209
CryoLife	19,628	192,943
Cynosure, Cl A *	22,746	823,405
HealthStream *	28,358	621,040

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JANUARY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — (continued)
LeMaitre Vascular	10,020	$146,292
Luminex *	19,403	372,343
Merit Medical Systems *	38,123	630,936
Natus Medical *	1,724	60,823
NeoGenomics *	42,213	287,893
Omnicell *	8,176	228,847
Providence Service *	5,634	250,150
Sagent Pharmaceuticals *	40,397	610,399
U.S. Physical Therapy	13,207	675,538
Vascular Solutions *	23,540	644,054

		7,580,992

INDUSTRIALS — 13.6%
Allied Motion Technologies	16,844	329,132
Argan	30,089	906,281
CRA International *	16,304	303,744
GP Strategies *	22,313	539,751
Graham	27,923	483,068
Hill International *	50,726	171,454
Houston Wire & Cable	35,134	193,588
Hurco	6,270	169,290
Insteel Industries	32,790	803,683
Kadant	13,340	517,725
LSI Industries	37,310	430,557
Lydall *	19,722	557,147
Miller Industries	14,047	301,870
MYR Group *	27,018	540,630
SIFCO Industries *	50,090	388,197
TRC *	32,391	286,013

		6,922,130

INFORMATION TECHNOLOGY — 20.3%
Alliance Fiber Optic Products *	46,939	674,513
Autobytel *	36,376	663,862
Bel Fuse, Cl B	14,750	223,757
CalAmp *	37,108	630,836

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
JANUARY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — (continued)
Cascade Microtech *	55,006	$871,845
Clearfield *	40,217	595,212
ePlus *	9,110	862,808
Fabrinet *	35,985	896,386
Hackett Group	29,189	431,121
Immersion *	60,988	517,178
Information Services Group	143,378	549,138
KVH Industries *	21,349	206,018
PDF Solutions *	43,039	466,112
Perceptron *	26,881	177,415
Perficient *	13,315	253,651
Planet Payment *	174,974	505,675
Qumu *	25,974	81,299
Rogers *	6,703	318,192
Stamps.com *	5,521	517,980
Ultra Clean Holdings *	58,159	300,101
USA Technologies *	45,900	147,798
Zix *	100,652	451,927

		10,342,824

MATERIALS — 1.2%
Intrepid Potash *	33,590	73,226
Schnitzer Steel Industries, Cl A	12,980	174,581
UFP Technologies *	16,430	356,038

		603,845

TOTAL COMMON STOCK
(Cost $56,608,472)		50,640,956

TOTAL INVESTMENTS — 99.5%
(Cost $56,608,472) ††		$50,640,956

Percentages are based on Net Assets of $50,920,118.
*	Non-income producing security.

Cl—Class

†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

As of January 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the quarter ended January 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended January 31, 2016, there were no level 3 investments.

††	At January 31, 2016, the tax basis cost of the Fund’s investments was $56,608,472, and the unrealized appreciation and depreciation were $3,073,420 and $(9,040,936), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THB-QH-001-0800

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016